Average Annual Total Returns			12 Months Ended		16 Months Ended		28 Months Ended		34 Months Ended	40 Months Ended		51 Months Ended	52 Months Ended		60 Months Ended		64 Months Ended		65 Months Ended				74 Months Ended		75 Months Ended		88 Months Ended		99 Months Ended		120 Months Ended
		Aug. 31, 2024	Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023
Invesco Bloomberg Pricing Power ETF
Prospectus [Line Items]
Average Annual Return, Percent			10.64%												11.97%																9.71%
Invesco Bloomberg Pricing Power ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.22%												11.62%																9.05%
Invesco Bloomberg Pricing Power ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.59%												9.53%																7.67%
Invesco BulletShares 2025 Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.03%												3.55%														3.12%
Performance Inception Date		Oct. 07, 2015
Invesco BulletShares 2025 Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.58%												2.44%														1.92%
Invesco BulletShares 2025 Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.96%												2.27%														1.87%
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			10.87%												5.98%										4.05%
Performance Inception Date		Sep. 27, 2017
Invesco BulletShares 2023 High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.69%												3.63%										1.75%
Invesco BulletShares 2023 High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.35%												3.58%										2.08%
Invesco BulletShares 2025 Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			2.96%									0.86%
Performance Inception Date		Sep. 25, 2019
Invesco BulletShares 2025 Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.96%									0.64%
Invesco BulletShares 2025 Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.67%									0.76%
Invesco BulletShares 2026 Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.69%												3.60%												2.45%
Performance Inception Date		Sep. 14, 2016
Invesco BulletShares 2026 Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.15%												2.44%												1.26%
Invesco BulletShares 2026 Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.34%												2.28%												1.36%
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			10.26%												5.29%						4.08%
Performance Inception Date		Aug. 09, 2018
Invesco BulletShares 2026 High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.29%												3.00%						1.80%
Invesco BulletShares 2026 High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.98%												3.08%						2.13%
Invesco BulletShares 2026 Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			3.46%									0.42%
Performance Inception Date		Sep. 25, 2019
Invesco BulletShares 2026 Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.44%									0.11%
Invesco BulletShares 2026 Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.07%									0.42%
Invesco BulletShares 2027 Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.25%												3.64%										2.55%
Performance Inception Date		Sep. 27, 2017
Invesco BulletShares 2027 Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.61%												2.42%										1.30%
Invesco BulletShares 2027 Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.66%												2.29%										1.42%
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.31%										2.72%
Performance Inception Date		Sep. 12, 2019
Invesco BulletShares 2027 High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.29%										0.56%
Invesco BulletShares 2027 High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.17%										1.14%
Invesco BulletShares 2027 Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.21%									0.51%
Performance Inception Date		Sep. 25, 2019
Invesco BulletShares 2027 Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.21%									0.23%
Invesco BulletShares 2027 Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.64%									0.50%
Invesco BulletShares 2028 Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.44%												3.61%						3.29%
Performance Inception Date		Aug. 09, 2018
Invesco BulletShares 2028 Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.70%												2.36%						2.03%
Invesco BulletShares 2028 Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.36%												2.25%						1.99%
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.71%							1.29%
Performance Inception Date		Sep. 16, 2020
Invesco BulletShares 2028 High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.55%							(0.96%)
Invesco BulletShares 2028 High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.40%							0.02%
Invesco BulletShares 2028 Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.80%									0.53%
Performance Inception Date		Sep. 25, 2019
Invesco BulletShares 2028 Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.80%									0.20%
Invesco BulletShares 2028 Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.93%									0.52%
Invesco BulletShares 2029 Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.26%										1.06%
Performance Inception Date		Sep. 12, 2019
Invesco BulletShares 2029 Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.50%										(0.06%)
Invesco BulletShares 2029 Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.83%										0.34%
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.13%				(1.54%)
Performance Inception Date		Sep. 15, 2021
Invesco BulletShares 2029 High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.05%				(3.81%)
Invesco BulletShares 2029 High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.23%				(2.16%)
Invesco BulletShares 2029 Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.38%									0.36%
Performance Inception Date		Sep. 25, 2019
Invesco BulletShares 2029 Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.37%									0.03%
Invesco BulletShares 2029 Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.29%									0.38%
Invesco BulletShares 2030 Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.08%							(2.76%)
Performance Inception Date		Sep. 16, 2020
Invesco BulletShares 2030 Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.24%							(3.88%)
Invesco BulletShares 2030 Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.73%							(2.55%)
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.72%		8.65%
Performance Inception Date		Sep. 08, 2022
Invesco BulletShares 2030 High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.52%		5.53%
Invesco BulletShares 2030 High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.98%		5.19%
Invesco BulletShares 2030 Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.10%							(1.31%)
Performance Inception Date		Sep. 16, 2020
Invesco BulletShares 2030 Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.09%							(1.77%)
Invesco BulletShares 2030 Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.73%							(0.98%)
Invesco BulletShares 2031 Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.60%				(4.98%)
Performance Inception Date		Sep. 15, 2021
Invesco BulletShares 2031 Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.56%				(6.41%)
Invesco BulletShares 2031 Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.02%				(4.37%)
Invesco BulletShares 2031 Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.52%				(4.02%)
Performance Inception Date		Sep. 15, 2021
Invesco BulletShares 2031 Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.52%				(4.45%)
Invesco BulletShares 2031 Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.97%				(2.98%)
Invesco BulletShares 2032 Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.85%		7.00%
Performance Inception Date		Sep. 08, 2022
Invesco BulletShares 2032 Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.67%		4.99%
Invesco BulletShares 2032 Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.17%		4.45%
Invesco International Developed Dynamic Multifactor ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.96%						4.34%
Performance Inception Date		Feb. 24, 2021
Invesco International Developed Dynamic Multifactor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.53%						3.17%
Invesco International Developed Dynamic Multifactor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.30%						3.06%
Invesco Investment Grade Defensive ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.67%												2.03%				2.12%
Performance Inception Date		Jul. 25, 2018
Invesco Investment Grade Defensive ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.04%												0.97%				1.04%
Invesco Investment Grade Defensive ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.32%												1.13%				1.19%
Invesco RAFI(TM) Strategic US ETF
Prospectus [Line Items]
Average Annual Return, Percent			20.80%												16.73%		12.93%
Performance Inception Date		Sep. 12, 2018
Invesco RAFI(TM) Strategic US ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.26%												16.21%		12.42%
Invesco RAFI(TM) Strategic US ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.63%												13.44%		10.27%
Invesco Russell 1000(R) Dynamic Multifactor ETF
Prospectus [Line Items]
Average Annual Return, Percent			21.43%												17.19%								14.15%
Performance Inception Date		Nov. 08, 2017
Invesco Russell 1000(R) Dynamic Multifactor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.94%												16.74%								13.71%
Invesco Russell 1000(R) Dynamic Multifactor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.89%												13.83%								11.39%
Invesco Russell 2000(R) Dynamic Multifactor ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.28%												12.33%								8.92%
Performance Inception Date		Nov. 08, 2017
Invesco Russell 2000(R) Dynamic Multifactor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.83%												11.92%								8.52%
Invesco Russell 2000(R) Dynamic Multifactor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.20%												9.75%								7.00%
Bloomberg Pricing Power Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]
Blended - Invesco Bloomberg Pricing Power Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.20%												12.59%																10.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%												15.69%																12.03%
Invesco BulletShares® USD Corporate Bond 2025 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.16%												3.66%														3.32%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	[3],[4],[5]	2.84%	[6]	(4.13%)	[7],[8]		(2.89%)	[9],[10]		(0.45%)	[11],[12]	1.10%	[3],[4],[5]			1.31%	[5]	1.29%	[13],[14]			0.96%	[3],[15]	0.89%	[16]	1.32%	[4]
Bloomberg U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.52%	[4]	5.82%	[6]	(4.39%)	[8]		(2.31%)	[10]		0.40%	[12]	2.63%	[4]					2.41%	[14]			1.91%	[15]	2.05%	[16]	2.66%	[4]
Invesco BulletShares® USD High Yield Corporate Bond 2025 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.09%												6.80%										4.87%
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.44%	[3]			0.43%	[7]		3.47%	[9]		3.60%	[11]	5.37%	[3]					4.24%	[13]			4.02%	[3]
Invesco BulletShares® Municipal Bond 2025 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.12%									1.17%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.40%				(1.19%)			0.18%		1.09%
Invesco BulletShares® USD Corporate Bond 2026 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.85%												3.71%												2.53%
Invesco BulletShares® USD High Yield Corporate Bond 2026 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.88%												6.09%						4.86%
Invesco BulletShares® Municipal Bond 2026 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.65%									0.93%
Invesco BulletShares® USD Corporate Bond 2027 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.42%												3.75%										2.71%
Invesco BulletShares® USD High Yield Corporate Bond 2027 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.79%										3.54%
Invesco BulletShares® Municipal Bond 2027 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.34%									0.90%
Invesco BulletShares® USD Corporate Bond 2028 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.59%												3.74%						3.47%
Invesco BulletShares® USD High Yield Corporate Bond 2028 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.18%							1.77%
Invesco BulletShares® Municipal Bond 2028 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.10%									0.83%
Invesco BulletShares® USD Corporate Bond 2029 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.44%										1.20%
Invesco BulletShares® USD High Yield Corporate Bond 2029 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.78%				(1.20%)
Invesco BulletShares® Municipal Bond 2029 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.68%									0.46%
Invesco BulletShares® USD Corporate Bond 2030 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.23%							(2.71%)
Invesco BulletShares® USD High Yield Corporate Bond 2030 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.55%		9.28%
Invesco BulletShares® Municipal Bond 2030 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.45%							(1.07%)
Invesco BulletShares® USD Corporate Bond 2031 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.74%				(4.87%)
Invesco BulletShares® Municipal Bond 2031 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.79%				(4.14%)
Invesco BulletShares® USD Corporate Bond 2032 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.11%		6.09%
FTSE Developed ex US Invesco Dynamic Multifactor Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.70%						5.02%
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		18.24%						3.03%
FTSE Developed ex US Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		18.06%						2.64%
Invesco Investment Grade Defensive Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.88%												2.22%				2.32%
iBoxx USD Liquid Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		9.45%												2.92%				2.63%
Invesco Strategic US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.01%												16.93%		13.12%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.96%	[18],[19]											15.16%	[18],[19]	11.10%	[18]					11.82%	[19],[20]
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.53%	[18]											15.52%	[18]	11.57%	[18]					12.18%	[20]
Russell 1000® Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.86%												17.53%								14.48%
Russell 2000® Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.04%												12.89%								9.45%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		16.93%												9.97%								6.67%

[1]	Prior to its commencement date of June 29, 2023, performance for the Underlying Index is not available.
[2]	The Blended-Invesco Bloomberg Pricing Power Benchmark reflects the performance of the Sabrient Defensive Equity Index, a previous underlying index, for the period prior to October 24, 2016, followed by the performance of the Invesco Defensive Equity Index, the previous underlying index, from October 24, 2016 through August 25, 2023, and the Underlying Index thereafter.
[3]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[4]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[5]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the iBoxx USD Liquid Investment Grade Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[6]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[7]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[8]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[9]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[10]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[11]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[12]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[13]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[14]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[15]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[16]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[17]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Developed ex US Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
[18]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[19]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[20]	Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.